COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of payment for commitments

Year Ending December 31,
2026	$251,663
2027	19,387
2028	385
2029	—
2030	44,389
Total	$315,824

Construction commitments
Schedule of payment for commitments

Year Ending December 31,
2026	$141,238
2027	18,547
2028	12,033
2029	1,016
2030	1,364
Total	$174,198